AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 79.4%
Communication Services - 17.3%
Alphabet, Inc., Class C*	1,240	$1,441,884
Bollore SA (France)	1,650,000	4,484,095
Bollore SA, non-voting (France)*	5,406	17,464
Fox Corp., Class B	140,000	3,203,200
News Corp., Class A	150,000	1,346,250
Reading International, Inc., Class A*	320,000	1,244,800
Tohokushinsha Film Corp. (Japan)	156,800	757,601
The Walt Disney Co.	21,000	2,028,600

Total Communication Services		14,523,894
Consumer Discretionary - 16.9%
Booking Holdings, Inc.*	1,300	1,748,916
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	434,348
Continental AG (Germany)	31,000	2,210,248
Daewon San Up Co., Ltd. (South Korea)	96,817	311,613
Hankook AtlasBX Co., Ltd. (South Korea)	17,985	615,961
HI-LEX Corp. (Japan)	210,000	2,387,055
Hyundai Home Shopping Network Corp. (South Korea)	39,314	1,865,199
Macy's, Inc.[1]	310,000	1,522,100
Qurate Retail, Inc., Series A*	44,902	274,127
Ralph Lauren Corp.	5,200	347,516
Rinnai Corp. (Japan)	36,200	2,551,757

Total Consumer Discretionary		14,268,840
Consumer Staples - 9.4%
Associated British Foods PLC (United Kingdom)	65,000	1,455,976
The Coca-Cola Co.	25,000	1,106,250
Hengan International Group Co., Ltd. (China)	37,000	276,360
PepsiCo, Inc.	16,000	1,921,600
The Procter & Gamble Co.	16,000	1,760,000
Sysco Corp.	30,000	1,368,900

Total Consumer Staples		7,889,086
Energy - 0.6%
ConocoPhillips	3,500	107,800
Exxon Mobil Corp.	2,000	75,940
Weatherford International PLC (Switzerland)*	57,005	339,180

Total Energy		522,920
Financials - 4.9%
The Bank of New York Mellon Corp.	10,000	336,800
First Hawaiian, Inc.	24,900	411,597
State Street Corp.	30,000	1,598,100
U.S. Bancorp	13,000	447,850
	Shares	Value

Waddell & Reed Financial, Inc., Class A1	120,000	$1,365,600

Total Financials		4,159,947
Health Care - 2.2%
Johnson & Johnson	12,000	1,573,560
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	240,993

Total Health Care		1,814,553
Industrials - 14.8%
Aggreko PLC (United Kingdom)	19,420	116,064
Arcosa, Inc.	17,000	675,580
Brenntag AG (Germany)	40,000	1,453,287
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,005,208
Financiere de L'Odet SA (France)	4,500	2,614,044
Komelon Corp. (South Korea)	80,000	450,217
MSC Industrial Direct Co., Inc., Class A	10,000	549,700
Ocean Wilsons Holdings, Ltd. (Bermuda)	350,000	2,861,290
Sam Yung Trading Co., Ltd. (South Korea)	11,618	118,506
Utoc Corp. (Japan)	164,500	810,957
Yuasa Trading Co., Ltd. (Japan)	30,000	789,236

Total Industrials		12,444,089
Information Technology - 9.2%
CAC Holdings Corp. (Japan)	240,000	2,165,346
Cisco Systems, Inc.	20,000	786,200
Cognizant Technology Solutions Corp., Class A	30,000	1,394,100
INFOvine Co., Ltd. (South Korea)	34,986	587,142
Microsoft Corp.	7,000	1,103,970
Oracle Corp.	35,000	1,691,550

Total Information Technology		7,728,308
Materials - 4.1%
Kohsoku Corp. (Japan)	90,000	1,008,994
Nihon Parkerizing Co., Ltd. (Japan)	240,000	2,475,628

Total Materials		3,484,622

Total Common Stocks (Cost $83,897,362)		66,836,259

	Principal Amount
Corporate Bonds and Notes - 2.6%
Energy - 0.2%
W&T Offshore, Inc. 9.750%, 11/01/23[2]	$801,000	180,225
Industrials - 2.4%
Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	1,500,000	983,039

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 2.4% (continued)
Weatherford International, Ltd. 11.000%, 12/01/24[2]	$1,721,000	$1,028,297

Total Industrials		2,011,336

Total Corporate Bonds and Notes (Cost $3,763,417)		2,191,561

	Shares
Preferred Stocks - 16.3%
Communication Services - 1.2%
Qwest Corp., 6.625%	2,500	51,775
Qwest Corp., 6.750%	7,500	156,150
Qwest Corp., 6.875%	14,600	311,564
Telephone & Data Systems, Inc., 6.625%	23,467	498,674

Total Communication Services		1,018,163
Consumer Staples - 3.1%
Amorepacific Corp., 1.130% (South Korea)	25,000	1,207,297
LG Household & Health Care, Ltd., 1.240% (South Korea)	2,100	1,094,815
QVC, Inc., 6.250%	16,731	300,823

Total Consumer Staples		2,602,935
Information Technology - 12.0%
Samsung Electronics Co., Ltd., 2.150% (South Korea)	310,000	10,102,168

Total Preferred Stocks (Cost $14,105,793)		13,723,266

Principal Amount
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 2.0%[3]
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Royal Bank of Canada, dated 03/31/20, due 04/01/20, 0.010% total to be received $688,246 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 08/01/23 - 06/01/51, totaling $702,011)	$688,246	$688,246

Total Joint Repurchase Agreements		1,688,246

	Shares
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[4]	418,716	418,716
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[4]	418,718	418,718
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[4]	431,407	431,407

Total Other Investment Companies		1,268,841

Total Short-Term Investments (Cost $2,957,087)		2,957,087
Total Investments - 101.8% (Cost $104,723,659)		85,708,173
Other Assets, less Liabilities - (1.8)%		(1,524,320)
Net Assets - 100.0%		$84,183,853

*	Non-income producing security.
[1]	Some of these securities, amounting to $2,577,976 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $1,208,522 or 1.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$9,264,734	$5,259,160	—	$14,523,894
Consumer Discretionary	3,892,659	10,376,181	—	14,268,840
Industrials	3,230,488	9,213,601	—	12,444,089
Consumer Staples	6,156,750	1,732,336	—	7,889,086
Information Technology	4,975,820	2,752,488	—	7,728,308
Financials	4,159,947	—	—	4,159,947
Materials	—	3,484,622	—	3,484,622
Health Care	1,573,560	240,993	—	1,814,553
Energy	522,920	—	—	522,920
Corporate Bonds and Notes†	—	2,191,561	—	2,191,561
Preferred Stocks
Information Technology	—	10,102,168	—	10,102,168
Consumer Staples	300,823	2,302,112	—	2,602,935
Communication Services	1,018,163	—	—	1,018,163
Short-Term Investments
Joint Repurchase Agreements	—	1,688,246	—	1,688,246
Other Investment Companies	1,268,841	—	—	1,268,841
Total Investments in Securities	$36,364,705	$49,343,468	—	$85,708,173

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Bermuda	3.5
China	0.3
France	8.6
Germany	4.4
Japan	16.5
Malaysia	2.4
Country	% of Long-Term Investments
South Korea	19.8
Switzerland	0.4
United Kingdom	1.9
United States	42.2
100.0

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,577,976	$1,688,246	$1,121,142	$2,809,388
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.